Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$5,039.3	$718.2	$—	$5,757.5
U.S. government agencies and authorities	—	709.5	—	709.5
U.S. corporate, state and municipalities	—	37,520.9	556.8	38,077.7
Foreign(1)	—	16,002.7	107.3	16,110.0
Residential mortgage-backed securities	—	7,264.6	88.3	7,352.9
Commercial mortgage-backed securities	—	4,813.2	—	4,813.2
Other asset-backed securities	—	2,151.7	100.9	2,252.6
Total fixed maturities, including securities pledged	5,039.3	69,180.8	853.3	75,073.4
Equity securities, available-for-sale	217.4	5.5	59.4	282.3
Derivatives:
Interest rate contracts	5.5	1,883.1	—	1,888.6
Foreign exchange contracts	—	16.1	—	16.1
Equity contracts	2.4	59.3	65.5	127.2
Credit contracts	—	14.1	31.0	45.1
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	6,602.0	41.3	—	6,643.3
Assets held in separate accounts	97,454.5	5,641.6	2.2	103,098.3
Total assets	$109,321.1	$76,841.8	$1,011.4	$187,174.3
Percentage of Level to total	58.4%	41.1%	0.5%	100.0%
Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$1,561.7	$1,561.7
GMAB/GMWB/GMWBL(2)	—	—	1,628.6	1,628.6
Stabilizer and MCGs	—	—	78.0	78.0
Other derivatives:
Interest rate contracts	—	1,501.3	—	1,501.3
Foreign exchange contracts	—	84.8	—	84.8
Equity contracts	30.5	23.0	—	53.5
Credit contracts	—	—	31.0	31.0
Embedded derivative on reinsurance	—	154.8	—	154.8
Total liabilities	$30.5	$1,763.9	$3,299.3	$5,093.7
(1) Primarily U.S. dollar denominated.
(2) Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB") and Guaranteed minimum withdrawal benefits with life payouts ("GMWBL").

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$5,220.5	$663.2	$—	$5,883.7
U.S. government agencies and authorities	—	724.2	—	724.2
U.S. corporate, state and municipalities	—	36,992.5	524.2	37,516.7
Foreign(1)	—	15,880.3	104.2	15,984.5
Residential mortgage-backed securities	—	7,592.9	74.1	7,667.0
Commercial mortgage-backed securities	—	4,946.4	—	4,946.4
Other asset-backed securities	—	2,449.4	115.2	2,564.6
Total fixed maturities, including securities pledged	5,220.5	69,248.9	817.7	75,287.1
Equity securities, available-for-sale	264.2	20.1	55.8	340.1
Derivatives:
Interest rate contracts	—	2,196.5	—	2,196.5
Foreign exchange contracts	—	11.3	—	11.3
Equity contracts	24.3	55.9	23.2	103.4
Credit contracts	—	10.9	52.4	63.3
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	8,365.4	76.6	—	8,442.0
Assets held in separate accounts	91,928.5	5,722.6	16.3	97,667.4
Total assets	$105,802.9	$77,342.8	$965.4	$184,111.1
Percentage of Level to total	57.5%	42.0%	0.5%	100.0%
Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$1,434.3	$1,434.3
GMAB/GMWB/GMWBL	—	—	2,035.4	2,035.4
Stabilizer and MCGs	—	—	102.0	102.0
Other derivatives:
Interest rate contracts	1.6	1,559.8	—	1,561.4
Foreign exchange contracts	—	95.0	—	95.0
Equity contracts	216.0	19.1	—	235.1
Credit contracts	—	—	52.7	52.7
Embedded derivative on reinsurance	—	169.5	—	169.5
Total liabilities	$217.6	$1,843.4	$3,624.4	$5,685.4
(1) Primarily U.S. dollar denominated.

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	2012
	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$5,220.5	$663.2	$—	$5,883.7
U.S. government agencies and authorities	—	724.2	—	724.2
U.S. corporate, state and municipalities	—	36,992.5	524.2	37,516.7
Foreign(1)	—	15,880.3	104.2	15,984.5
Residential mortgage-backed securities	—	7,592.9	74.1	7,667.0
Commercial mortgage-backed securities	—	4,946.4	—	4,946.4
Other asset-backed securities	—	2,449.4	115.2	2,564.6
Total fixed maturities, including securities pledged	5,220.5	69,248.9	817.7	75,287.1
Equity securities, available-for-sale	264.2	20.1	55.8	340.1
Derivatives:
Interest rate contracts	—	2,196.5	—	2,196.5
Foreign exchange contracts	—	11.3	—	11.3
Equity contracts	24.3	55.9	23.2	103.4
Credit contracts	—	10.9	52.4	63.3
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	8,365.4	76.6	—	8,442.0
Assets held in separate accounts	91,928.5	5,722.6	16.3	97,667.4
Total assets	$105,802.9	$77,342.8	$965.4	$184,111.1
Percentage of Level to total	57.5%	42.0%	0.5%	100.0%
Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$1,434.3	$1,434.3
GMAB/GMWB/GMWBL(2)	—	—	2,035.4	2,035.4
Stabilizer and MCGs	—	—	102.0	102.0
Other derivatives:
Interest rate contracts	1.6	1,559.8	—	1,561.4
Foreign exchange contracts	—	95.0	—	95.0
Equity contracts	216.0	19.1	—	235.1
Credit contracts	—	—	52.7	52.7
Embedded derivative on reinsurance	—	169.5	—	169.5
Total liabilities	$217.6	$1,843.4	$3,624.4	$5,685.4
(1) Primarily U.S. dollar denominated.
(2) Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB") and Guaranteed minimum withdrawal benefits with life payouts ("GMWBL").

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	2011
	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$5,342.1	$630.4	$—	$5,972.5
U.S. government agencies and authorities	—	727.8	—	727.8
U.S. corporate, state and municipalities	—	33,346.4	520.6	33,867.0
Foreign(1)	—	14,906.8	160.6	15,067.4
Residential mortgage-backed securities	—	8,861.5	186.6	9,048.1
Commercial mortgage-backed securities	—	5,485.4	—	5,485.4
Other asset-backed securities	—	2,396.7	104.5	2,501.2
Total fixed maturities, including securities pledged	5,342.1	66,355.0	972.3	72,669.4
Equity securities, available-for-sale	274.6	11.6	67.6	353.8
Derivatives:
Interest rate contracts	18.1	2,383.5	—	2,401.6
Foreign exchange contracts	—	12.2	—	12.2
Equity contracts	26.8	—	42.3	69.1
Credit contracts	—	6.0	172.0	178.0
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	5,125.4	161.2	—	5,286.6
Assets held in separate accounts	83,976.1	4,722.3	16.1	88,714.5
Total assets	$94,763.1	$73,651.8	$1,270.3	$169,685.2
Percentage of Level to total	55.9%	43.4%	0.7%	100.0%
Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$1,304.9	$1,304.9
GMAB/GMWB/GMWBL(2)	—	—	2,272.2	2,272.2
Stabilizer and MCGs	—	—	221.0	221.0
Other derivatives:
Interest rate contracts	—	1,561.8	—	1,561.8
Foreign exchange contracts	—	134.4	—	134.4
Equity contracts	3.3	—	25.0	28.3
Credit contracts	—	17.2	214.1	231.3
Embedded derivative on reinsurance	—	137.2	—	137.2
Total liabilities	$3.3	$1,850.6	$4,037.2	$5,891.1
(1) Primarily U.S. dollar denominated.
(2) Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB") and Guaranteed minimum withdrawal benefits with life payouts ("GMWBL").

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the three months ended March 31, 2013:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(2)	Transfers out of Level 3(2)	Fair Value as of March 31	Change In Unrealized Gains (Losses) Included in Earnings(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$524.2	$(0.1)	$2.2	$50.1	$—	$—	$(13.5)	$58.5	$(64.6)	$556.8	$(0.1)
Foreign	104.2	—	4.8	—	—	—	(1.7)	—	—	107.3	—
Residential mortgage-backed securities	74.1	(1.8)	—	16.0	—	—	(0.2)	0.2	—	88.3	(1.8)
Other asset-backed securities	115.2	5.9	(0.7)	—	—	—	(19.5)	0.3	(0.3)	100.9	3.7
Total fixed maturities including securities pledged	817.7	4.0	6.3	66.1	—	—	(34.9)	59.0	(64.9)	853.3	1.8
Equity securities, available-for-sale	55.8	(0.3)	1.8	2.0	—	(1.9)	—	51.8	(49.8)	59.4	—
Derivatives:
Product guarantees:
FIA(1)	(1,434.3)	(123.7)	—	—	(15.1)	—	11.4	—	—	(1,561.7)	—
GMAB/GMWB/GMWBL(1)	(2,035.4)	444.5	—	—	(37.8)	—	0.1	—	—	(1,628.6)	—
Stabilizer and MCGs(1)	(102.0)	25.5	—	(1.5)	—	—	—	—	—	(78.0)	—
Other derivatives, net	22.9	44.7	—	6.3	—	—	(8.4)	—	—	65.5	37.6
Assets held in separate accounts(4)	16.3	—	—	0.2	—	(6.6)	—	2.2	(9.9)	2.2	—
(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by contract basis. These amounts are included in Other net realized gains (losses) in the Condensed Consolidated Statements of Operations.
(2) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of March 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income for the Company.
The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the three months ended March 31, 2012:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(2)	Transfers out of Level 3(2)	Fair Value as of March 31	Change In Unrealized Gains (Losses) Included in Earnings(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$520.6	$—	$0.8	$0.5	$—	$—	$(22.3)	$70.7	$—	$570.3	$—
Foreign	160.6	1.8	(0.6)	—	—	(11.2)	(1.8)	—	(78.8)	70.0	—
Residential mortgage-backed securities	186.6	(1.8)	1.3	—	—	—	(1.2)	—	(91.7)	93.2	(0.3)
Other asset-backed securities	104.5	5.2	2.8	—	—	(4.5)	(0.4)	—	—	107.6	5.3
Total fixed maturities including securities pledged	972.3	5.2	4.3	0.5	—	(15.7)	(25.7)	70.7	(170.5)	841.1	5.0
Equity securities, available-for-sale	67.6	—	(0.3)	5.0	—	(5.6)	—	—	—	66.7	(0.3)
Derivatives:
Product guarantees:
FIA(1)	(1,304.9)	(188.6)	—	—	(28.6)	—	29.9	—	—	(1,492.2)	—
GMAB/GMWB/GMWBL(1)	(2,272.2)	468.1	—	—	(38.0)	—	0.1	—	—	(1,842.0)	—
Stabilizer and MCGs(1)	(221.0)	150.6	—	(1.6)	—	—	—	—	—	(72.0)	—
Other derivatives, net	(24.8)	11.3	—	5.8	—	—	43.1	—	(5.4)	30.0	15.6
Assets held in separate accounts(4)	16.1	0.3	—	14.8	—	(8.3)	—	0.2	—	23.1	0.4
(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by contract basis. These amounts are included in Other net realized gains (losses) in the Condensed Consolidated Statements of Operations.
(2) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of March 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Condensed Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income for the Company.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2012:

	2012
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(2)	Transfers out of Level 3(2)	Fair Value as of December 31	Change In Unrealized Gains (Losses) Included in Earnings(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$520.6	$0.7	$(7.8)	$0.5	$—	$(3.1)	$(93.1)	$142.7	$(36.3)	$524.2	$0.4
Foreign	160.6	1.8	(12.4)	—	—	(11.5)	(28.8)	79.4	(84.9)	104.2	—
Residential mortgage-backed securities	186.6	4.0	5.7	2.4	—	(30.8)	(1.2)	0.4	(93.0)	74.1	(3.6)
Commercial mortgage-backed securities	—	—	—	—	—	—	—	—	—	—	—
Other asset-backed securities	104.5	15.6	4.3	—	—	(32.8)	(3.2)	27.9	(1.1)	115.2	6.2
Total fixed maturities including securities pledged	972.3	22.1	(10.2)	2.9	—	(78.2)	(126.3)	250.4	(215.3)	817.7	3.0
Equity securities, available-for-sale	67.6	(0.5)	(1.2)	5.0	—	(8.3)	—	2.4	(9.2)	55.8	(0.5)
Derivatives:
Product guarantees:
Fixed indexed annuities(1)	(1,304.9)	(177.5)	—	—	(94.5)	—	142.6	—	—	(1,434.3)	—
Guaranteed minimum withdrawal and accumulation benefits and GMWBL(1)	(2,272.2)	390.3	—	—	(154.1)	—	0.6	—	—	(2,035.4)	—
Stabilizer and MCGs(1)	(221.0)	124.5	—	(5.5)	—	—	—	—	—	(102.0)	—
Other derivatives, net	(24.8)	4.2	—	23.9	—	—	25.0	—	(5.4)	22.9	(2.6)
Assets held in separate accounts(4)	16.1	0.3	—	16.3	—	(8.3)	—	—	(8.1)	16.3	0.6
(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by contract basis. These amounts are included in Other net realized gains (losses) in the Consolidated Statements of Operations.
(2) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income for the Company.
The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2011:

	2011
	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(2)	Transfers out of Level 3(2)	Fair Value as of December 31	Change In Unrealized Gains (Losses) Included in Earnings(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$79.4	$(0.3)	$6.0	$53.7	$—	$—	$(93.5)	$478.3	$(3.0)	$520.6	$(0.2)
Foreign	56.0	1.5	(10.6)	58.3	—	(39.0)	(10.3)	107.5	(2.8)	160.6	(1.6)
Residential mortgage-backed securities	914.0	(3.4)	(1.9)	90.2	—	(23.4)	(36.4)	11.5	(764.0)	186.6	(4.8)
Commercial mortgage-backed securities	0.1	—	—	—	—	—	(0.1)	—	—	—	—
Other asset-backed securities	2,326.3	(263.7)	178.0	0.2	—	(721.1)	(93.8)	—	(1,321.4)	104.5	(24.6)
Total fixed maturities including securities pledged	3,375.8	(265.9)	171.5	202.4	—	(783.5)	(234.1)	597.3	(2,091.2)	972.3	(31.2)
Equity securities, available-for-sale	82.9	—	1.3	16.1	—	(4.2)	—	—	(28.5)	67.6	—
Derivatives:
Product guarantees:
Fixed indexed annuities(1)	(1,178.2)	(114.1)	—	—	(135.4)	—	122.8	—	—	(1,304.9)	—
Guaranteed minimum withdrawal and accumulation benefits and GMWBL(1)	(500.2)	(1,618.5)	—	—	(155.6)	—	2.1	—	—	(2,272.2)	—
Stabilizer and MCGs(1)	(3.0)	(212.5)	—	(5.5)	—	—	—	—	—	(221.0)	—
Other derivatives, net	75.5	(36.3)	—	—	(64.0)	—	—	—	—	(24.8)	(53.7)
Assets held in separate accounts(4)	22.3	—	—	9.8	—	(3.4)	—	—	(12.6)	16.1	0.1
(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by contract basis. These amounts are included in Other net realized gains (losses) in the Consolidated Statements of Operations.
(2) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income for the Company.

Fair Value Inputs, Liabilities, Quantitative Information
The following table presents the unobservable inputs for Level 3 fair value measurements as of March 31, 2013:

	Range(1)
Unobservable Input	GMWB / GMWBL		GMAB		FIA		Stabilizer / MCG
Long-term equity implied volatility	15% to 25%		15% to 25%		-		-
Interest rate implied volatility	-		-		-		0% to 3.3%
Correlations between:
Equity Funds	50% to 98%		50% to 98%		-		-
Equity and Fixed Income Funds	-20% to 44%		-20% to 44%		-		-
Interest Rates and Equity Funds	-30% to -16%		-30% to -16%		-		-
Nonperformance risk	0.01% to 1.3%		0.01% to 1.3%		0.01% to 1.3%		0.01% to 1.3%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	-		-		-
Partial Withdrawals	0% to 10%		0% to 10%		-		-
Lapses	0.08% to 32%	(3)	0.08% to 31%	(3)	0% to 10%	(3)	0% to 55%	(4)
Policyholder Deposits(5)	-		-		-		0% to 60%	(4)
Mortality	-	(6)	-	(6)	-		-

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 26% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less “in the money” (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly “in the money”. The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of March 31, 2013 (account value amounts are in $ billions).

	Account Values
Attained Age Group	In the Money	Out of the Money	Total	Average Expected Delay (Years)
< 60	$3.0	$0.8	$3.8	5.5
60-69	6.3	1.3	7.6	1.8
70+	4.1	0.6	4.7	0.1
	$13.4	$2.7	$16.1	2.6

(3)
Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. We make dynamic adjustments to lower the lapse rates for contracts that are more “in the money.” The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of March 31, 2013 (account value amounts are in $ billions).

		GMAB		GMWB/GMWBL
	Moneyness	Account Value	Lapse Range	Account Value	Lapse Range
During Surrender Charge Period
	In the Money**	$—	0.08% to 8.2%	$7.0	0.08% to 5.8%
	Out of the Money	—	0.41% to 12%	2.2	0.35% to 12%
After Surrender Charge Period
	In the Money**	—	2.4% to 22%	6.5	1.5% to 17%
	Out of the Money	0.1	12% to 31%	1.2	3.2% to 32%
** The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."

(4)	Stabilizer contracts with recordkeeping agreements have a different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	87%	0-30%	0-15%	0-55%	0-20%
Stabilizer with Recordkeeping Agreements	13%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%

(5)	Measured as a percentage of assets under management or assets under administration.

(6)	The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2012:

	Range(1)
Unobservable Input	GMWB / GMWBL		GMAB		FIA		Stabilizer / MCG
Long-term equity implied volatility	15% to 25%		15% to 25%		—		—
Interest rate implied volatility	—		—		—		0% to 4.0%
Correlations between:
Equity Funds	50% to 98%		50% to 98%		—		—
Equity and Fixed Income Funds	-20% to 44%		-20% to 44%		—		—
Interest Rates and Equity Funds	-25% to -16%		-25% to -16%		—		—
Nonperformance risk	0.10% to 1.3%		0.10% to 1.3%		0.10% to 1.3%		0.10% to 1.3%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—		—
Partial Withdrawals	0% to 10%		0% to 10%		—		—
Lapses	0.08% to 32%	(3)	0.08% to 31%	(3)	0% to 10%	(3)	0% to 55%	(4)
Policyholder Deposits(5)	—		—		—		0% to 60%	(4)
Mortality	—	(6)	—	(6)	—		—

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 26% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less “in the money” (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly “in the money”. The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2012 (account value amounts are in $ billions).

	Account Values
Attained Age Group	In the Money	Out of the Money	Total	Average Expected Delay (Years)
< 60	$3.5	$0.3	$3.8	5.5
60-69	7.0	0.4	7.4	1.9
70+	4.3	0.1	4.4	0.2
	$14.8	$0.8	$15.6	2.8

(3)
Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. We make dynamic adjustments to lower the lapse rates for contracts that are more “in the money.” The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2012 (account value amounts are in $ billions).

		GMAB		GMWB/GMWBL
	Moneyness	Account Value	Lapse Range	Account Value	Lapse Range
During Surrender Charge Period
	In the Money**	$—	0.08% to 8.2%	8.8	0.08% to 5.8%
	Out of the Money	—	0.41% to 12%	0.9	0.35% to 12%
After Surrender Charge Period
	In the Money**	—	2.4% to 22%	6.2	1.5% to 17%
	Out of the Money	0.1	12% to 31%	0.6	3.2% to 32%
** The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."

(4)	Stabilizer contracts with recordkeeping agreements have a different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	87%	0-30%	0-15%	0-55%	0-20%
Stabilizer with Recordkeeping Agreements	13%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%

(5)	Measured as a percentage of assets under management or assets under administration.

(6)	The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2012:

	Range(1)
Unobservable Input	GMWB / GMWBL		GMAB		FIA		Stabilizer / MCG
Long-term equity implied volatility	15% to 25%		15% to 25%		—		—
Interest rate implied volatility	—		—		—		0% to 4.0%
Correlations between:
Equity Funds	50% to 98%		50% to 98%		—		—
Equity and Fixed Income Funds	-20% to 44%		-20% to 44%		—		—
Interest Rates and Equity Funds	-25% to -16%		-25% to -16%		—		—
Nonperformance risk	0.10% to 1.3%		0.10% to 1.3%		0.10% to 1.3%		0.10% to 1.3%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—		—
Partial Withdrawals	0% to 10%		0% to 10%		—		—
Lapses	0.08% to 32%	(3)	0.08% to 31%	(3)	0% to 10%	(3)	0% to 55%	(4)
Policyholder Deposits(5)	—		—		—		0% to 60%	(4)
Mortality	—	(6)	—	(6)	—		—

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.

(2)
Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 26% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less “in the money” due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts that are highly “in the money”. The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2012 (account value amounts are in $ billions).

	Account Values
Attained Age Group	In the Money	Out of the Money	Total	Average Expected Delay (Years)
< 60	$3.5	$0.3	$3.8	5.5
60-69	7.0	0.4	7.4	1.9
70+	4.3	0.1	4.4	0.2
	$14.8	$0.8	$15.6	2.8

(3)
Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. We make dynamic adjustments to lower the lapse rates for contracts that are more “in the money.” The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2012 (account value amounts are in $ billions).

		GMAB		GMWB/GMWBL
	Moneyness	Account Value	Lapse Range	Account Value	Lapse Range
During Surrender Charge Period	In the Money**	$—	0.08% to 8.2%	$8.8	0.08% to 5.8%
	Out of the Money	—	0.41% to 12%	0.9	0.35% to 12%

After Surrender Charge Period	In the Money**	—	2.4% to 22%	6.2	1.5% to 17%
	Out of the Money	0.1	12% to 31%	0.6	3.2% to 32%
** The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."

(4)	Stabilizer contracts with recordkeeping agreements have a different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	87%	0-30%	0-15%	0-55%	0-20%
Stabilizer with Recordkeeping Agreements	13%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%

(5)	Measured as a percentage of assets under management or assets under administration.

(6)	The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.

Fair Value, by Balance Sheet Grouping
The carrying values and estimated fair values of the Company’s financial instruments as of the dates indicated:

	March 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$75,073.4	$75,073.4	$75,287.1	$75,287.1
Equity securities, available-for-sale	282.3	282.3	340.1	340.1
Mortgage loans on real estate	8,949.4	9,215.2	8,662.3	8,954.8
Policy loans	2,204.4	2,204.4	2,200.3	2,200.3
Limited partnerships/corporations	468.5	468.5	465.1	465.1
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	6,643.3	6,643.3	8,442.0	8,442.0
Derivatives	2,077.0	2,077.0	2,374.5	2,374.5
Other investments	166.7	173.5	167.0	173.7
Assets held in separate accounts	103,098.3	103,098.3	97,667.4	97,667.4
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	49,798.5	55,996.7	50,133.7	56,851.0
Funding agreements with fixed maturities and guaranteed investment contracts	3,924.5	3,826.2	3,784.0	3,671.0
Supplementary contracts, immediate annuities and other	3,131.4	3,473.5	3,109.2	3,482.3
Derivatives:
Annuity product guarantees:
FIA	1,561.7	1,561.7	1,434.3	1,434.3
GMAB / GMWB / GMWBL	1,628.6	1,628.6	2,035.4	2,035.4
Stabilizer and MCGs	78.0	78.0	102.0	102.0
Other derivatives	1,670.6	1,670.6	1,944.2	1,944.2
Short-term debt	321.2	323.6	1,064.6	1,070.6
Long-term debt	3,440.8	3,677.2	3,171.1	3,386.2
Embedded derivatives on reinsurance	154.8	154.8	169.5	169.5
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.

The carrying values and estimated fair values of the Company’s financial instruments were as follows as of December 31, 2012 and 2011:

	2012		2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$75,287.1	$75,287.1	$72,669.4	$72,669.4
Equity securities, available-for-sale	340.1	340.1	353.8	353.8
Mortgage loans on real estate	8,662.3	8,954.8	8,691.1	8,943.7
Loan - Dutch State obligation	—	—	1,792.7	1,806.4
Policy loans	2,200.3	2,200.3	2,263.9	2,263.9
Limited partnerships/corporations	465.1	465.1	599.6	599.6
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	8,442.0	8,442.0	5,286.6	5,286.6
Derivatives	2,374.5	2,374.5	2,660.9	2,660.9
Other investments	167.0	173.7	215.1	220.1
Assets held in separate accounts	97,667.4	97,667.4	88,714.5	88,714.5
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	50,133.7	56,851.0	50,872.6	55,014.7
Funding agreements with fixed maturities and guaranteed investment contracts	3,784.0	3,671.0	5,559.0	5,261.0
Supplementary contracts, immediate annuities and other	3,109.2	3,482.3	3,037.0	3,311.9
Derivatives:
Annuity product guarantees:
FIA	1,434.3	1,434.3	1,304.9	1,304.9
GMAB / GMWB / GMWBL	2,035.4	2,035.4	2,272.2	2,272.2
Stabilizer and MCGs	102.0	102.0	221.0	221.0
Other derivatives	1,944.2	1,944.2	1,955.8	1,955.8
Short-term debt	1,064.6	1,070.6	1,054.6	1,054.6
Long-term debt	3,171.1	3,386.2	1,343.1	1,448.5
Embedded derivatives on reinsurance	169.5	169.5	137.2	137.2
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.